UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

April 30, 2006 (Unaudited)
COMMON STOCKS (100.0%)(a)
	Shares	Value

Aerospace and Defense (1.7%)
L-3 Communications Holdings, Inc.	92,700	$7,573,590
Lockheed Martin Corp.	68,000	5,161,200
		12,734,790

Airlines (1.6%)
JetBlue Airways Corp. (NON) (S)	410,400	4,210,704
Southwest Airlines Co.	485,400	7,873,188
		12,083,892

Banking (10.6%)
Bank of America Corp.	571,720	28,540,262
Commerce Bancorp, Inc. (S)	319,400	12,884,596
U.S. Bancorp	546,100	17,169,384
Washington Mutual, Inc.	243,500	10,972,110
Wells Fargo & Co. (S)	164,200	11,278,898
		80,845,250

Biotechnology (2.8%)
Amgen, Inc. (NON) (S)	208,300	14,101,910
Biogen Idec, Inc. (NON)	91,600	4,108,260
Genentech, Inc. (NON)	35,000	2,789,850
		21,000,020

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON)	192,700	3,896,394

Building Materials (0.9%)
Sherwin-Williams Co. (The)	139,400	7,101,036

Cable Television (1.2%)
Comcast Corp. Class A (Special) (NON) (S)	284,600	8,774,218

Communications Equipment (3.7%)
Cisco Systems, Inc. (NON)	697,800	14,618,910
Corning, Inc. (NON)	211,200	5,835,456
Qualcomm, Inc. (S)	156,000	8,009,040
		28,463,406

Computers (5.8%)
Apple Computer, Inc. (NON)	190,900	13,437,451
Dell, Inc. (NON)	682,500	17,881,500
EMC Corp. (NON)	976,900	13,197,919
		44,516,870

Conglomerates (0.7%)
Danaher Corp.	82,100	5,263,431

Consumer Finance (4.6%)
Capital One Financial Corp.	194,300	16,834,152
Countrywide Financial Corp.	441,600	17,955,456
		34,789,608

Consumer Goods (0.9%)
Procter & Gamble Co. (The)	116,400	6,775,644

Containers (0.6%)
Ball Corp.	109,800	4,389,804

Electronics (2.0%)
Freescale Semiconductor, Inc. Class B (NON)	136,780	4,331,823
Microchip Technology, Inc.	97,200	3,621,672
Texas Instruments, Inc.	219,200	7,608,432
		15,561,927

Financial (2.6%)
Citigroup, Inc.	396,900	19,825,155

Health Care Services (5.1%)
Cardinal Health, Inc.	93,900	6,324,165

Express Scripts, Inc. (NON)	49,100	3,836,674
HCA, Inc.	154,800	6,794,172
Medco Health Solutions, Inc. (NON)	88,200	4,694,886
UnitedHealth Group, Inc.	198,700	9,883,338
WellPoint, Inc. (NON)	106,700	7,575,700
		39,108,935

Homebuilding (1.2%)
NVR, Inc. (NON)	11,800	8,909,000

Insurance (5.9%)
ACE, Ltd. (Bermuda)	138,400	7,686,736
American International Group, Inc.	292,500	19,085,625
Everest Re Group, Ltd. (Barbados)	80,400	7,316,400
Prudential Financial, Inc. (S)	142,100	11,102,273
		45,191,034

Investment Banking/Brokerage (1.7%)
Bear Stearns Cos., Inc. (The) (S)	57,600	8,208,576
Janus Capital Group, Inc. (S)	225,000	4,378,500
		12,587,076

Leisure (0.6%)
Harley-Davidson, Inc.	95,500	4,855,220

Lodging/Tourism (2.2%)
Las Vegas Sands Corp. (NON)	149,200	9,669,652
Royal Caribbean Cruises, Ltd.	170,000	7,104,300
		16,773,952

Machinery (2.2%)
Caterpillar, Inc. (S)	147,300	11,156,502
Parker-Hannifin Corp.	66,900	5,422,245
		16,578,747

Manufacturing (0.7%)
Illinois Tool Works, Inc.	55,200	5,669,040

Medical Technology (4.0%)
Baxter International, Inc.	146,200	5,511,740
Becton, Dickinson and Co.	64,900	4,091,296
Boston Scientific Corp. (NON)	330,500	7,680,820
Medtronic, Inc.	148,000	7,417,760
St. Jude Medical, Inc. (NON)	142,400	5,621,952
		30,323,568

Metals (0.9%)
Phelps Dodge Corp.	75,600	6,515,964

Oil & Gas (7.0%)
Amerada Hess Corp.	48,300	6,919,941
Apache Corp. (S)	116,600	8,283,264
Devon Energy Corp.	125,500	7,543,805
EOG Resources, Inc.	77,000	5,407,710
Marathon Oil Corp.	110,600	8,777,216
Occidental Petroleum Corp.	73,300	7,530,842
Valero Energy Corp.	134,300	8,694,582
		53,157,360

Pharmaceuticals (2.4%)
Hospira, Inc. (NON)	85,700	3,303,735
Johnson & Johnson (S)	262,700	15,396,847
		18,700,582

Power Producers (0.6%)
AES Corp. (The) (NON)	257,800	4,374,866

Publishing (1.8%)
McGraw-Hill Cos., Inc. (The)	153,300	8,532,678
R. R. Donnelley & Sons Co.	154,600	5,208,474
		13,741,152

Restaurants (2.1%)
Starbucks Corp. (NON) (S)	153,400	5,717,218
Yum! Brands, Inc.	193,200	9,984,576
		15,701,794

Retail (7.5%)

Abercrombie & Fitch Co. Class A	86,900	5,277,437
Bed Bath & Beyond, Inc. (NON)	85,600	3,282,760
Best Buy Co., Inc.	70,000	3,966,200
CVS Corp.	78,100	2,321,132
Home Depot, Inc. (The)	291,800	11,651,574
Lowe's Cos., Inc. (S)	153,900	9,703,395
Staples, Inc.	577,000	15,238,570
Whole Foods Market, Inc. (S)	91,700	5,628,546
		57,069,614

Semiconductor (0.8%)
Applied Materials, Inc.	334,700	6,007,865

Software (3.6%)
Adobe Systems, Inc. (NON)	161,300	6,322,960
Autodesk, Inc. (NON)	154,200	6,482,568
McAfee, Inc. (NON)	146,000	3,809,140
Oracle Corp. (NON)	534,300	7,795,437
Red Hat, Inc. (NON) (S)	114,100	3,353,399
		27,763,504

Technology Services (6.7%)
Accenture, Ltd. Class A (Bermuda)	208,300	6,055,281
Automatic Data Processing, Inc. (S)	111,900	4,932,552
eBay, Inc. (NON)	401,700	13,822,497
Fair Isaac Corp.	97,900	3,633,069
Fiserv, Inc. (NON) (S)	85,100	3,836,308
Google, Inc. Class A (NON)	19,100	7,982,654
Yahoo!, Inc. (NON)	321,900	10,551,882
		50,814,243

Telecommunications (1.5%)
Sprint Nextel Corp.	466,700	11,574,160

Transportation Services (1.3%)
United Parcel Service, Inc. Class B (S)	118,800	9,631,116

Total common stocks (cost $721,803,794)		$761,070,237

SHORT-TERM INVESTMENTS (9.6%)(a)

	Principal	Value
	amount/shares
Putnam Prime Money Market Fund (e)	2,199,350	$2,199,350
Short-term investments held as collateral for loaned
securities with yields ranging from 4.70% to 5.01% and
due dates ranging from May 1, 2006 to June 2, 2006 (d)	$70,738,180	70,655,047

Total short-term investments (cost $72,854,397)		$72,854,397

TOTAL INVESTMENTS

Total investments (cost $794,658,191) (b)		$833,924,634

NOTES

(a) Percentages indicated are based on net assets of $760,781,814.

(b) The aggregate identified cost on a tax basis is $795,453,378, resulting in gross unrealized appreciation and depreciation of $66,111,295 and $27,640,039, respectively, or net unrealized appreciation of $38,471,256.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $68,515,302. The fund received cash collateral of $70,655,047 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $160,742 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $190,138,675 and $198,563,096, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/06 (Unaudited)
COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
Lockheed Martin Corp.	122,500	$9,297,750

Airlines (0.9%)
JetBlue Airways Corp. (NON)	294,800	3,024,648
Southwest Airlines Co.	350,700	5,688,354
		8,713,002

Banking (9.3%)
Bank of America Corp.	640,370	31,967,270
Commerce Bancorp, Inc.	265,800	10,722,372
U.S. Bancorp	494,300	15,540,792
Washington Mutual, Inc.	260,100	11,720,106
Wells Fargo & Co.	273,300	18,772,977
		88,723,517

Beverage (0.9%)
Coca-Cola Enterprises, Inc.	429,600	8,390,088

Biotechnology (3.0%)
Amgen, Inc. (NON) (SEG)	196,200	13,282,740
Biogen Idec, Inc. (NON)	231,000	10,360,350
MedImmune, Inc. (NON)	156,100	4,912,467
		28,555,557

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	240,800	4,868,976

Building Materials (1.0%)
Martin Marietta Materials, Inc.	42,200	4,479,952
Sherwin-Williams Co. (The)	96,400	4,910,616
		9,390,568

Cable Television (1.2%)
Comcast Corp. Class A (NON)	366,100	11,330,795

Commercial and Consumer Services (1.2%)
Cendant Corp.	683,500	11,913,405

Communications Equipment (2.7%)
Cisco Systems, Inc. (NON)	709,900	14,872,405
Qualcomm, Inc.	218,500	11,217,790
		26,090,195

Computers (4.4%)
Apple Computer, Inc. (NON)	129,900	9,143,661
Dell, Inc. (NON)	383,600	10,050,320
EMC Corp. (NON)	762,600	10,302,726
Hewlett-Packard Co.	390,700	12,686,029
		42,182,736

Conglomerates (3.0%)
Danaher Corp.	138,200	8,860,002
General Electric Co.	126,300	4,368,717
Tyco International, Ltd. (Bermuda)	591,900	15,596,565
		28,825,284

Consumer Finance (3.6%)
Capital One Financial Corp.	197,800	17,137,392
Countrywide Financial Corp.	414,800	16,865,768
		34,003,160

Consumer Goods (2.0%)
Procter & Gamble Co. (The)	332,300	19,343,183

Containers (1.3%)
Ball Corp.	120,900	4,833,582
Owens-Illinois, Inc. (NON) (S)	428,700	7,836,636
		12,670,218

Electric Utilities (3.0%)
Entergy Corp.	83,700	5,853,978
Exelon Corp.	194,600	10,508,400
PG&E Corp.	200,300	7,979,952
Wisconsin Energy Corp.	107,400	4,193,970
		28,536,300

Electronics (2.9%)
Analog Devices, Inc. (S)	124,800	4,732,416
Freescale Semiconductor, Inc. Class A (NON) (S)	91,900	2,905,878
Intel Corp.	472,200	9,434,556
Microchip Technology, Inc.	139,500	5,197,770
Micron Technology, Inc. (NON)	310,300	5,265,791
		27,536,411

Energy (1.9%)
Pride International, Inc. (NON)	334,200	11,660,238
Rowan Cos., Inc.	137,800	6,108,674
		17,768,912

Financial (4.0%)
Allied Capital Corp. (S)	160,900	4,997,554
Citigroup, Inc.	673,600	33,646,320
		38,643,874

Health Care Services (3.2%)
Cardinal Health, Inc.	120,500	8,115,675
Caremark Rx, Inc.	108,800	4,955,840
Community Health Systems, Inc. (NON) (S)	100,600	3,645,744
Health Management Associates, Inc. Class A	157,300	3,257,683
Lincare Holdings, Inc. (NON) (S)	106,100	4,194,133
WellPoint, Inc. (NON)	95,700	6,794,700
		30,963,775

Homebuilding (1.0%)
NVR, Inc. (NON)	12,100	9,135,500

Household Furniture and Appliances (1.2%)
Whirlpool Corp.	131,300	11,784,175

Insurance (3.3%)
ACE, Ltd. (Bermuda)	135,600	7,531,224
Berkshire Hathaway, Inc. Class B (NON)	1,960	5,785,920
Everest Re Group, Ltd. (Barbados)	99,000	9,009,000
Genworth Financial, Inc. Class A	263,890	8,761,148
		31,087,292

Investment Banking/Brokerage (1.3%)
Bear Stearns Cos., Inc. (The)	84,700	12,070,597

Lodging/Tourism (0.9%)
Royal Caribbean Cruises, Ltd.	202,400	8,458,296

Machinery (2.0%)
Caterpillar, Inc.	153,200	11,603,368
Parker-Hannifin Corp.	89,200	7,229,660
		18,833,028

Manufacturing (0.5%)
Illinois Tool Works, Inc.	47,200	4,847,440

Media (0.9%)
Walt Disney Co. (The)	310,700	8,687,172

Medical Technology (1.9%)
Becton, Dickinson and Co.	118,400	7,463,936
Boston Scientific Corp. (NON)	287,600	6,683,824
St. Jude Medical, Inc. (NON)	107,000	4,224,360
		18,372,120

Metals (1.2%)
Nucor Corp. (S)	50,001	5,441,109
United States Steel Corp. (S)	92,600	6,343,100
		11,784,209

Oil & Gas (7.9%)

Amerada Hess Corp.	87,900	12,593,433
Apache Corp.	190,700	13,547,328
Exxon Mobil Corp.	322,500	20,343,300
Marathon Oil Corp. (S)	110,400	8,761,344
Newfield Exploration Co. (NON)	113,500	5,062,100
Occidental Petroleum Corp.	145,000	14,897,300
		75,204,805

Pharmaceuticals (4.3%)
Barr Pharmaceuticals, Inc. (NON)	70,300	4,256,665
Johnson & Johnson	397,000	23,268,170
Mylan Laboratories, Inc.	173,000	3,778,320
Pfizer, Inc.	231,495	5,863,768
Watson Pharmaceuticals, Inc. (NON)	135,300	3,847,932
		41,014,855

Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	116,700	6,495,522
Meredith Corp. (S)	116,600	5,783,360
		12,278,882

Restaurants (1.3%)
Yum! Brands, Inc.	242,900	12,553,072

Retail (6.4%)
Abercrombie & Fitch Co. Class A	119,400	7,251,162
CVS Corp.	232,900	6,921,788
Home Depot, Inc. (The)	323,800	12,929,334
Kohl's Corp. (NON)	100,300	5,600,752
Michaels Stores, Inc.	94,000	3,556,020
Office Depot, Inc. (NON)	93,700	3,802,346
Staples, Inc.	377,500	9,969,775
Supervalu, Inc.	232,200	6,736,122
Whole Foods Market, Inc. (S)	69,100	4,241,358
		61,008,657

Software (3.4%)
Adobe Systems, Inc. (NON)	169,000	6,624,800
Autodesk, Inc. (NON)	112,300	4,721,092
McAfee, Inc. (NON)	160,300	4,182,227
Oracle Corp. (NON)	721,900	10,532,522
Red Hat, Inc. (NON) (S)	205,900	6,051,401
		32,112,042

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	238,900	6,944,823
eBay, Inc. (NON)	240,600	8,279,046
Yahoo!, Inc. (NON) (S)	240,200	7,873,756
		23,097,625

Telecommunications (2.0%)
Sprint Nextel Corp.	752,190	18,654,312

Tobacco (1.9%)
Altria Group, Inc.	251,200	18,377,792

Transportation Services (1.7%)
United Parcel Service, Inc. Class B	199,400	16,165,358

Waste Management (1.1%)
Waste Management, Inc.	275,800	10,331,468

Total common stocks (cost $891,557,021)		$943,606,403

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.70% to 5.01% and
due dates ranging from May 1, 2006 to June 2, 2006 (d)	$38,081,349	$38,036,595
Putnam Prime Money Market Fund (e)	9,388,838	9,388,838

Total short-term investments (cost $47,425,433)		$47,425,433

TOTAL INVESTMENTS

Total investments (cost $938,982,454) (b)		$991,031,836

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	36	$11,843,100	Jun-06	$(13,061)

NOTES

(a) Percentages indicated are based on net assets of $954,544,326.

(b) The aggregate identified cost on a tax basis is $939,815,129, resulting in gross unrealized appreciation and depreciation of $83,212,898 and $31,996,191, respectively, or net unrealized appreciation of $51,216,707.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $36,979,893. The fund received cash collateral of $38,036,595 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $201,770 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $197,520,352 and $193,767,245, respectively.

At April 30, 2006, liquid assets totaling $11,841,500 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006